Post-employment benefits - Other Comprehensive Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Post-employment benefits - Other Comprehensive Income [Line Items]
Actuarial (gain)/loss on defined benefit obligation arising during the period	€ (837)	€ (66)	€ 160
Return on plan assets less/(greater) than discount rate	882	(235)	(89)
Net charge to other comprehensive income	45	(301)	71
GB
Post-employment benefits - Other Comprehensive Income [Line Items]
Actuarial (gain)/loss on defined benefit obligation arising during the period	(712)	(60)	159
Return on plan assets less/(greater) than discount rate	808	(177)	(72)
Net charge to other comprehensive income	96	(237)	87
Rest of world
Post-employment benefits - Other Comprehensive Income [Line Items]
Actuarial (gain)/loss on defined benefit obligation arising during the period	(125)	(6)	1
Return on plan assets less/(greater) than discount rate	74	(58)	(17)
Net charge to other comprehensive income	€ (51)	€ (64)	€ (16)